Goodwill and Inatangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Inatangible Assets [Abstract]
GOODWILL AND INATANGIBLE ASSETS

NOTE 10 – GOODWILL AND INATANGIBLE ASSETS:

A.	Composition and movements:

	Technology	Software license	Patent	Brand name	Customer relationship	Goodwill	Total
	USD in thousands
Cost:
Balance as of January 01, 2022	478	1,506	75	6,039	-	926	9,024
Additions	-	35	-	-	-	-	35
Currency translation	(42)	(175)	-	-	-	(23)	(240)
Consolidation of Gix Internet (note 4F)	12,485	-	-	-	6,234	8,164	26,883
Balance as of December 31, 2022	12,921	1,366	75	6,039	6,234	9,068	35,703
Accumulated Amortization:
Balance as of January 01, 2022	(69)	-	-	(634)	-	-	(703)
Additions	(1,712)	-	-	(596)	(742)	-	(3,050)
Currency translation	(74)	-	-	-	-	-	(74)
Consolidation of Gix Internet (note 4F)	(1,014)	-	-	-	-	-	(1,014)
Balance as of December 31, 2022	(2,869)	-	-	(1,230)	(742)	-	(4,841)
Intangible assets, net, as of December 31, 2022	10,052	1,366	75	4,809	5,492	9,068	30,862

	Technology	Software license	Patent	Brand name	Goodwill	Total
	USD in thousands
Cost:
Balance as of January 01, 2021	199	-	-	-	296	495
Additions	279	1,460	75	4,728	55	6,597
Currency translation	-	46	-	-	11	57
Acquisition of subsidiary	-	-	-	1,311	564	1,875
Balance as of December 31, 2021	478	1,506	75	6,039	926	9,024
Accumulated Amortization:
Balance as of January 01, 2021	-	-	-	-	-	-
Additions	(69)	-	-	-	-	(69)
Impairment	-	-	-	(89)	-	(89)
Acquisition of subsidiary	-	-	-	(545)	-	(545)
Balance as of December 31, 2021	(69)	-	-	(634)	-	(703)
Intangible assets, net, as of December 31, 2021	409	1,506	75	5,405	926	8,321

B.	Additions during the year:

Through the period from February 14, 2022, up to February 28, 2022, the Company’s interest in Gix Internet increased to 38.03%, which resulted in gain of control in Gix Internet. Accordingly, Gix Internet was consolidated as of such date and the investment. As of the consolidation date the Company recorded intangible assets in the amount of USD 17,705 thousand and goodwill in the amount of USD 6,602 thousand. For additional information see note 4F.

On January 4, 2021, the Company closed a common stock purchase agreement with Pro, Purex and their respective stockholders (the “Pro and Purex SPA”). As of the acquisition date the Company recorded intangible assets in the amount of USD 1,311 thousand and goodwill in the amount of USD 688 thousand. For additional information about the stock exchange with Jeffs’ Brands, see note 4E.

On January 7, 2021, Charging Robotics purchased a provisional patent filed with the United States Patent and Trademark Office and know-how relating to wireless vehicle battery charging technology in consideration for USD 75 thousand. For additional information see note 4I.

On February 2, 2021, Pro entered into purchase agreement of a virtual store “Whoobli” from a third party (hereafter - the “Whoobli Seller”). As part of the agreement, Pro purchased a seller account which operates on the Amazon.com website under the name “Whoobli”, which markets a private label of basketball shooting baskets, children’s punching bags and decoration for children’s birthday parties, including the intellectual property attributed to it and including trademarks attributed to products sold on the account’s sales page, for a total of USD 4,000 thousand. In addition, in accordance with the agreement, Pro purchased from Whoobli seller the remaining inventory for a total amount of approximately USD 350 thousand, which is the cost of the inventory purchased by Whoobli seller. On the date of the acquisition, Pro fully recognized all the amount of the acquisition as an intangible asset, and in the Company’s management opinion, the useful life of the intangible asset recognized is 10 years.

On February 2, 2021, Pro entered into a purchase agreement of a virtual store “Wellted” from a third party (hereafter - the “Wellted Seller”). As part of the agreement, Pro purchased a seller account which operates on the Amazon.com website under the name “Wellted”, which markets a private label of brushes used for removing and cleaning animal body hair from fabrics, including the intellectual property attributed to it and including trademarks attributed to products sold on the account’s sales page, for a total amount of USD 250 thousand. In addition, in accordance with the agreement, Pro purchased from Wellted seller the inventory that remained in his possession for a total of approximately USD 55 thousand, which is the cost of the inventory purchased by Wellted seller. On the date of the acquisition, Pro fully recognized all the amount of the acquisition as an intangible asset, and in the Company’s management opinion, the useful life of the intangible asset recognized is 10 years.

On February 3, 2021, Pro entered into purchase agreement of a virtual store “Pet-evo” from a third party (hereafter - the “Pet-evo Seller”). As part of the agreement, Pro purchased a seller account which operates on the Amazon.com website under the name “Pet-evo”, which markets a private label of used car door protectors from damage caused by animals, including the intellectual property attributed to it and including trademarks attributed to products sold on the account’s sales page, for a total of USD 450 thousand. In addition, in accordance with the agreement, Pro purchased from Pet-evo seller the inventory that remained in his possession for a total of approximately USD 35 thousand, which is the cost of the inventory purchased by Pet-evo seller. On the date of the acquisition, Pro fully recognized all the amount of the acquisition as an intangible asset, and in the Company’s management opinion, the useful life of the intangible asset recognized is 10 years.

On February 4, 2021, Eventer signed an addendum to the agreement with Screenz Cross Media Ltd. (a company owned and managed by Eli Uzan who serves as the Company’s President). The agreement was signed during November 2020 for the purpose of collaborating in the field of virtual conferences. According to the provisions of the addendum to the agreement, Eventer will receive an exclusive license for using the broadcasting system of Screenz with respect to the field of virtual conferences and development services, and in exchange will pay Screenz an amount of USD 1,500 thousand (approximately NIS 4,280 thousand) over a period of 8 months, as well as 8% from the revenues earned from using the broadcasting system in the field of virtual conferences.

In March 2021, Purex received an update from Amazon.com (Hereafter – “Amazon”) regarding a new Environmental Protection Agency (EPA) regulation. Following the new EPA regulation, Amazon categorized the Purex’ product as a pesticide product. Amazon requires that pesticide products be filed with evidence of an EPA registration number and/or EPA Establishment number or certification that the product is exempt from EPA regulation, otherwise the existing listing (of the product) may be subject to removal. Purex examined the related costs following that requirement to comply with such regulations and decided to write off the intangible asset balance. Therefore, the Group eliminated the intangible asset related sum to the amount of USD 87 thousand.